EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
Schedule of funded status of the plans and the amounts recognized in the consolidated balance sheets

The following table sets forth the funded status of the plans for us and the amounts recognized in our consolidated balance sheets at December 31, 2013 and 2012 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$958	$2,755	$834	$2,331	$136	$7	$128	$7
Service cost	31	38	26	32	4	—	4	—
Interest cost	40	90	42	102	5	—	7	1
Participant contributions	—	9	—	9	5	—	5	—
Plan amendments	—	1	(26)	—	(22)	—	—	(1)
Foreign currency exchange rate changes	—	92	—	80	—	(1)	—	—
Settlements/transfers	—	—	—	(2)	—	—	—	—
Curtailments	—	(5)	—	—	—	—	—	—
Special termination benefits	—	9	—	—	—	—	—	—
Actuarial (gain) loss	(100)	39	127	360	(9)	—	8	—
Benefits paid	(52)	(169)	(45)	(157)	(14)	(1)	(16)	—

Benefit obligation at end of year	$877	$2,859	$958	$2,755	$105	$5	$136	$7

Change in plan assets
Fair value of plan assets at beginning of year	$636	$2,237	$538	$2,026	$—	$—	$—	$—
Actual return on plan assets	99	198	71	221	—	—	—	—
Foreign currency exchange rate changes	—	79	—	65	—	—	—	—
Participant contributions	—	9	—	9	5	—	5	—
Company contributions	72	89	72	75	9	1	11	—
Settlements/transfers	—	—	—	(2)	—	—	—	—
Benefits paid	(52)	(169)	(45)	(157)	(14)	(1)	(16)	—

Fair value of plan assets at end of year	$755	$2,443	$636	$2,237	$—	$—	$—	$—

Funded status
Fair value of plan assets	$755	$2,443	$636	$2,237	$—	$—	$—	$—
Benefit obligation	877	2,859	958	2,755	105	5	136	7

Accrued benefit cost	$(122)	$(416)	$(322)	$(518)	$(105)	$(5)	$(136)	$(7)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$20	$—	$1	$—	$—	$—	$—
Current liability	(6)	(6)	(6)	(5)	(9)	—	(11)	(1)
Noncurrent liability	(116)	(430)	(316)	(514)	(96)	(5)	(125)	(6)

	$(122)	$(416)	$(322)	$(518)	$(105)	$(5)	$(136)	$(7)

Schedule of amounts recognized in accumulated other comprehensive loss (income)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$266	$765	$449	$867	$21	$—	$32	$1
Prior service cost	(35)	5	(42)	4	(27)	—	(8)	—
Transition obligation	—	—	1	—	—	—	—	—

	$231	$770	$408	$871	$(6)	$—	$24	$1

Schedule of amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year

The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$19	$41	$2	$—
Prior service cost	(6)	—	(4)	—

Total	$13	$41	$(2)	$—

Components of the net periodic benefit costs

    Components of the net periodic benefit costs for the three months ended March 31, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended March 31,		Three months ended March 31,
	2014	2013	2014	2013
Service cost	$15	$17	$1	$1
Interest cost	37	33	1	1
Expected return on assets	(49)	(44)	—	—
Amortization of prior service benefit	(1)	(2)	(1)	—
Amortization of actuarial loss	15	21	—	—
Special termination benefits	3	5	—	—
Settlement loss	1	—	—	—

Net periodic benefit cost	$21	$30	$1	$2

Components of net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Service cost	$31	$26	$23	$38	$32	$44
Interest cost	40	42	44	90	102	110
Expected return on plan assets	(50)	(48)	(47)	(124)	(133)	(140)
Amortization of prior service cost	(7)	(6)	(4)	1	(1)	(2)
Amortization of actuarial loss	35	21	16	49	28	21
Settlement loss	—	—	—	12	13	—
Special termination benefits	—	—	—	9	—	8

Net periodic benefit cost	$49	$35	$32	$75	$41	$41

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Service cost	$4	$4	$3	$—	$—	$—
Interest cost	5	7	7	—	1	1
Amortization of prior service cost	(2)	(3)	(3)	—	—	—
Amortization of actuarial loss	2	2	2	—	—	—

Net periodic benefit cost	$9	$10	$9	$—	$1	$1

Schedule of amounts recognized in net periodic benefit cost and other comprehensive loss (income)

 The amounts recognized in net periodic benefit cost and other comprehensive income (loss) as of December 31, 2013, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Current year actuarial (gain) loss	$(149)	$103	$101	$(39)	$272	$182
Amortization of actuarial loss	(35)	(21)	(16)	(49)	(28)	(21)
Current year prior service (credits) cost	—	(26)	—	1	—	(2)
Amortization of prior service cost (credits)	7	6	4	(1)	1	2
Curtailment effects	—	—	—	—	—	(38)
Settlements	—	—	—	(12)	(13)	—

Total recognized in other comprehensive (income) loss	(177)	62	89	(100)	232	123
Net periodic benefit cost	49	35	32	75	41	41

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(128)	$97	$121	$(25)	$273	$164

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Current year actuarial (gain) loss	$(8)	$9	$1	$(1)	$—	$—
Amortization of actuarial loss	(2)	(2)	(2)	—	—	—
Current year prior service credit	(22)	—	—	—	—	—
Amortization of prior service cost	2	3	3	—	—	—

Total recognized in other comprehensive (income) loss	(30)	10	2	(1)	—	—
Net periodic benefit cost	9	10	9	—	1	1

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(21)	$20	$11	$(1)	$1	$1

Schedule of weighted-average assumptions used to determine the projected benefit obligation and the net periodic pension cost

The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non U.S. plans
	2013	2012	2011	2013	2012	2011
Projected benefit obligation
Discount rate	5.13%	4.18%	5.30%	3.62%	3.38%	4.39%
Rate of compensation increase	4.17%	4.19%	3.88%	3.37%	3.34%	3.44%
Net periodic pension cost
Discount rate	4.18%	5.30%	5.70%	3.38%	4.39%	4.69%
Rate of compensation increase	4.19%	3.88%	3.88%	3.34%	3.44%	3.38%
Expected return on plan assets	7.75%	8.00%	8.19%	5.75%	6.52%	6.62%

	Other Postretirement Benefit Plans
	U.S. plans			Non U.S. plans
	2013	2012	2011	2013	2012	2011
Projected benefit obligation
Discount rate	4.79%	3.89%	5.09%	6.49%	5.79%	6.09%
Net periodic pension cost
Discount rate	3.89%	5.09%	5.46%	5.79%	6.09%	6.69%

Schedule of effect on one-percent-point change in assumed health care cost trend rates

A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$1	$(1)
Effect on postretirement benefit obligation	—	—

Schedule of projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2013 and 2012 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2013	2012	2013	2012
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$871	$958	$2,234	$2,742
Fair value of plan assets	749	636	1,797	2,223

Schedule of defined benefit plans with an accumulated benefit obligation in excess of fair value of plan assets

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2013 and 2012 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2013	2012	2013	2012
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$871	$958	$1,868	$1,751
Accumulated benefit obligation	853	925	1,732	1,603
Fair value of plan assets	749	636	1,451	1,266

Schedule of expected future contributions and benefit payments

 Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2014 expected employer contributions
To plan trusts	$46	$9	$79	$1
Expected benefit payments
2014	63	10	149	1
2015	63	9	83	1
2016	56	9	81	1
2017	59	9	83	1
2018	61	9	86	1
2019 - 2023	340	41	456	2

Schedule of plan assets measured at fair value on a recurring basis

The fair value of plan assets for the pension plans was $3.2 billion and $2.9 billion at December 31, 2013 and 2012, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2013	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$428	$245	$183	$—
Fixed income	208	88	120	—
Real estate/other	92	45	—	47
Cash	27	27	—	—

Total U.S. pension plan assets	$755	$405	$303	$47

Non-U.S. pension plans:
Equities	$1,053	$580	$473	$—
Fixed income	908	668	240	—
Real estate/other	400	30	341	29
Cash	82	80	2	—

Total Non-U.S. pension plan assets	$2,443	$1,358	$1,056	$29

		Fair Value Amounts Using
Asset category	December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$340	$195	$145	$—
Fixed income	196	116	80	—
Real estate/other	89	48	—	41
Cash	11	11	—	—

Total U.S. pension plan assets	$636	$370	$225	$41

Non-U.S. pension plans:
Equities	$862	$649	$213	$—
Fixed income	905	632	273	—
Real estate/other	357	27	303	27
Cash	113	112	1	—

Total Non-U.S. pension plan assets	$2,237	$1,420	$790	$27

Reconciliation of the beginning and ending balances of plan assets measured at fair value using unobservable inputs (level 3)

The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2013	Year ended December 31, 2012
Balance at beginning of period	$68	$61
Return on pension plan assets	6	4
Purchases, sales and settlements	2	10
Transfers (out of) into Level 3	—	(7)

Balance at end of period	$76	$68

Schedule of asset allocation for pension plans and the target allocation, by asset category

Asset category	Target Allocation 2014	Allocation at December 31, 2013	Allocation at December 31, 2012
U.S. pension plans:
Equities	54%	57%	53%
Fixed income	33%	27%	31%
Real estate/other	13%	12%	14%
Cash	—	4%	2%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	38%	38%	38%
Fixed income	40%	40%	41%
Real estate/other	11%	11%	20%
Cash	11%	11%	1%

Total non-U.S. pension plans	100%	100%	100%